PARENT COMPANY CONDENSED FINANCIAL STATEMENTS - BALANCE SHEETS (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
ASSETS
Cash and cash equivalents	$ 29,922	$ 32,898	$ 22,281
Other	2,930	2,664
Total assets	208,935	217,523
LIABILITIES AND STOCKHOLDERS' EQUITY
Liabilities	175,443	183,401
Stockholders' equity	32,498	33,213	34,384
Total liabilities and stockholders' equity	208,935	217,523
Parent Company
ASSETS
Cash and cash equivalents	2,543	2,412	$ 5,616
Investment in bank subsidiary	29,538	30,867
Loan receivable from ESOP	1,029	1,053
Other	442	416
Total assets	33,552	34,748
LIABILITIES AND STOCKHOLDERS' EQUITY
Liabilities	1,054	1,535
Stockholders' equity	32,498	33,213
Total liabilities and stockholders' equity	$ 33,552	$ 34,748